Subordinated borrowings	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Subordinated borrowings
27 Subordinated borrowings

Fixed to floating subordinated notes	Coupon rate	Coupon date	Issue / Maturity	Year of next call	2023	2022

EUR 700 million	4% 2)	Annually, April 25	2014/ 44	2024	700	699

USD 800 million	5.5% 3)	Semi-annually, April 11	2018/ 48	2028	718	743

Fixed subordinated notes

USD 925 million 1)	5.1%	Quarterly, March 15	2019/ 49	2024	826	852

On December 31					2,244	2,295

Fair value of subordinated borrowings					2,122	2,035

1	Issued by a subsidiary of, and guaranteed by Aegon Ltd.
2	The coupon is fixed at 4% until the first call date and floating thereafter with a 3 months Euribor plus a margin of 335 bps.
3	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6 month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.
These securities are subordinated and rank senior to the junior perpetual capital securities and the perpetual contingent convertible securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for coupon payment deferral. There have been no defaults or breaches of conditions during the period.

Aegon Ltd. [member]
Statement [LineItems]
Subordinated borrowings
16 Subordinated borrowings

	Coupon rate	Coupon date	Issue /Maturity	Year of next call	2023	2022

Fixed to floating subordinated notes

EUR 700 million	4% 1)	Annually, April 25	2014/ 44	2024	700	699

USD 800 million	5.5% 2)	Semi-annually, April 11	2018/ 48	2028	718	743

On December 31					1,418	1,442

Fair value of subordinated borrowings					1,392	1,372

1	The coupon is fixed at 4% until the first call date and floating thereafter with a 3 months Euribor plus a margin of 335 bps.
2	The coupon is fixed at 5.5% until the first call date in 2028 and floating thereafter with a 6 month USD LIBOR (subject to US LIBOR Act) plus a margin of 3.539%.
These securities are subordinated and rank senior to the junior perpetual capital securities, equally with the perpetual cumulative subordinated bonds and junior to all other liabilities. The conditions of the securities contain certain provisions for coupon payment deferral. There have been no defaults or breaches of conditions during the period.